Taxation (Details 6) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effect of tax holiday
Tax holiday effect	¥ 2,716	¥ 2,152	¥ 2,397
Effect of tax holiday on basic net income per share	¥ 0.95	¥ 0.72	¥ 0.76
Effect of tax holiday on diluted net income per share	¥ 0.91	¥ 0.7	¥ 0.76